Receivable for issuance of ordinary shares	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
Receivable for issuance of ordinary shares
23.	Receivable for issuance of ordinary shares
The Company issued preferred shares to investors, which to be settled by the investors after Guangcheng repaid the Loan from CMB and Loan from Chong Li to the investors. The Company recorded a receivable for issuance of preferred shares in mezzanine equity for the consideration of the preferred shares not yet received from the investors. After the completion of the IPO in October 2020, the preferred shares were automatically converted into Class A ordinary shares. The Company accounted for the consideration of such-converted ordinary shares as receivable for issuance of ordinary shares under shareholders’ equity.
During the years ended March 31, 2022 and 2023, the Company received RMB262.9 and RMB87.9 million from the receivable for issuance of ordinary shares. For the years ended March 31, 2022 and 2023, the Company recorded interest income of RMB14.2 million and RMB6.1 million, respectively. As of March 31, 2022 and 2023, the balances of receivable for issuance of ordinary shares were RMB164.7 million and RMB83.4 million, respectively.